Forward Funds

101 California Street, 16th Floor

San Francisco, California 94111

August 5, 2013

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549-1520

RE:	Forward Funds (“Registrant”)
File Nos: 033-48940
811-06722

Dear Sir or Madam:

Transmitted herewith pursuant to Rule 497(j) under the Securities Act of 1933, as amended, is certification that the Prospectuses and Statement of Additional Information with respect to the Registrant filed as part of Post-Effective Amendment No. 106 to register the Institutional Class, Investor Class, Class A, Class C and Advisor Class shares of the Forward Dynamic Income Fund and Forward Select Income Opportunity Fund, each a new series of the Registrant, effective July 31, 2013, do not differ from those filed electronically via EDGAR in Post-Effective Amendment No. 106 on July 31, 2013.

Sincerely,

/s/ Robert S. Naka
Robert S. Naka
Secretary